Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (40.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	172,387,925	13,739,318

International Stock Fund (27.2%)
Vanguard Total International Stock Index Fund Investor Shares	511,676,414	9,138,541

U.S. Bond Fund (22.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	683,597,494	7,526,408

International Bond Fund (9.6%)
Vanguard Total International Bond Index Fund Admiral Shares	141,977,075	3,211,521
Total Investment Companies (Cost $28,203,580)		33,615,788
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $13,384)	133,827	13,384
Total Investments (100.1%) (Cost $28,216,964)		33,629,172
Other Assets and Liabilities-Net (-0.1%)		(27,165)
Net Assets (100%)		33,602,007

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Institutional Target Retirement 2030 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds					Dec. 31,
	2019		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	15,684	NA1	NA1	(1)	—	40	—	13,384
Vanguard Total
Bond Market II
Index Fund	6,875,728	1,029,479	336,718	576	(42,657)	46,271	—	7,526,408
Vanguard Total
International
Bond Index Fund	2,952,418	423,059	50,000	816	(114,772)	75,913	—	3,211,521
Vanguard Total
International
Stock Index
Fund	8,541,807	162,284	218,683	(19,129)	672,262	100,094	—	9,138,541
Vanguard Total
Stock Market
Index Fund	12,896,361	191,013	409,601	10,774	1,050,771	73,981	—	13,739,318
Total	31,281,998	1,805,835	1,015,002	(6,964)	1,565,604	296,299	—	33,629,172

1 Not applicable—purchases and sales are for temporary cash investment purposes.